Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ (949)	¥ 16,059	¥ (15,645)	¥ 31,919
Amortization of policy acquisition costs charged to income	5,305	6,144	7,884	11,339
Life insurance related investment income
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ (1,222)	¥ 5,543	¥ (9,465)	¥ 9,689